SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details) - Schedule of Earnings Per Share, Basic and Diluted - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of Earnings Per Share, Basic and Diluted [Abstract]
Loss to common shareholders (Numerator)	$ (2,167,544)	$ (3,076,091)
Basic and diluted weighted-average number of common shares outstanding (Denominator)	7,767,805	7,366,653